Loans and ACL - Selected Information About Loans and Leases (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable [Line Items]
Unearned income, discounts, and net deferred loan fees and costs	$ 553	$ 269